Critical accounting judgements, estimates and assumptions (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Critical Accounting Judgements Estimates And Assumptions
Loss after tax	$ 26,016,967	$ 14,408,346	$ 20,597,436
Net cash outflows from operating activities	8,307,183	9,330,767	$ 5,503,361
Net assets (liabilities)	(1,381,647)	2,558,544
Net current assets (liabilities)	$ (4,166,883)	$ 1,049,355